ARK FUNDS
--------------------------------------------------------------------------------
SUPPLEMENT DATED JANUARY 1, 1999 TO CLASS A AND CLASS B PROSPECTUS DATED JULY 27, 1998
--------------------------------------------------------------------------------

    This supplement revises information contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    I. The information under "Alternative Sales Charge Options -- Class A Sales Charges" on Page 30 of the Prospectus is being deleted. Effective January 1, 1999, the current front-end sales load waivers will be discontinued and the maximum sales load, 4.50% for fixed income portfolios (except the Short-Term Treasury Portfolio) and 4.75% for equity portfolios (except the International Equity Selection Portfolio) will be imposed on all purchases that do not qualify for the reductions and waivers currently listed in the Prospectus. The sales charge reductions shown in the table on Page 30 of the Prospectus will no longer apply and this table is being deleted. See "Alternative Sales Charge
Options -- Class A Sales Charges" on Page 29 of the Prospectus.

    In addition, purchases made through the Employee Investment Program will continue to be no-load.

    II. The information for the Equity Index Portfolio under "Fees and Expenses" was amended as follows:

                                                               CLASS A
                                                              ---------
                                                               EQUITY
                                                                INDEX
              SHAREHOLDER TRANSACTION EXPENSES                PORTFOLIO
-----------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................    4.75%
Exchange Fee................................................    None
Redemption Fee..............................................    None
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waiver)(1).............................    0.05%
12b-1 Fees (after waiver)(2)................................    0.25%
Shareholder Services Fees (after waivers)(3)................    0.00%
Other Expenses(after waivers)(4)............................    0.20%
-----------------------------------------------------------------------
Total Operating Expenses (after waivers)(5).................    0.50%
-----------------------------------------------------------------------

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the portfolio and the advisory fees shown reflect this voluntary waiver. AIA reserves the right to terminate its fee waiver at any time in its sole discretion. Absent such waiver, the advisory fees for the Equity Index Portfolio would be 0.20%.
(2) The Distributor has agreed to waive, on a voluntary basis, a portion of its distribution fees for the portfolio. Absent such waiver, the distribution fees would be 0.40% for the Equity Index Portfolio.
(3) All of the shareholder service fees are being waived for the portfolio. Absent such waiver, the shareholder services fees would be 0.15%.
(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory, 12b-1 and shareholder services fees. The Administrator has agreed to waive, on a voluntary basis, 0.08% of its fee for the Equity Index Portfolio. Absent such waiver, other expenses for the Equity Index Portfolio would be 0.28%.
(5) Absent the voluntary fee waivers described above, total operating expenses for Class A shares of the Equity Index Portfolio would be 1.03%.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Class A shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) imposition of a 4.75% sales charge:

                                                      1 YR   3 YRS   5 YRS   10 YRS
                                                      ----   -----   -----   ------
Equity Index Portfolio..............................   52     63       74     107

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

AK1111-1/99

ARK FUNDS
--------------------------------------------------------------------------------
SUPPLEMENT DATED JANUARY 1, 1999 TO INSTITUTIONAL II CLASS PROSPECTUS DATED JULY 27, 1998
--------------------------------------------------------------------------------

    This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    I. Effective January 1, 1999, the information under "Fees and Expenses" is amended as follows:

FEES AND EXPENSES
--------------------------------------------------------------------------------

    The expense summary format below was developed for use by all mutual funds to help investors make their investment decisions. Investors should consider this expense information along with other important information, including each portfolio's investment objectives, performance and financial highlights.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                        INSTITUTIONAL II CLASS
                                      -----------------------------------------------------------
                                      U.S. TREASURY   U.S. GOVERNMENT     MONEY       TAX-FREE
                                      MONEY MARKET     MONEY MARKET      MARKET     MONEY MARKET
                                        PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                      -------------   ---------------   ---------   ------------
Advisory Fees (after waivers)(1)....      0.19%            0.14%          0.11%         0.09%
12b-1 Fees..........................      0.15%            0.15%          0.15%         0.15%
Other Expenses(2)...................      0.19%            0.17%          0.17%         0.19%
                                          -----            -----          -----         -----
Total Operating Expenses (after
  waivers)(3).......................      0.53%            0.46%          0.43%         0.43%
                                          =====            =====          =====         =====

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for each portfolio and the advisory fees shown reflect those voluntary waivers. AIA reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fee for each portfolio would be .25%.
(2) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and 12b-1 fees.
(3) Absent the voluntary fee waivers described above, total operating expenses for Institutional II Class shares of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio would be 0.59%, 0.57%, 0.57% and 0.59%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional II Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                            1 YR     3 YRS     5 YRS     10 YRS
                                            -----    ------    ------    -------
U.S. Treasury Money Market Portfolio......   5        17        30        66
U.S. Government Money Market Portfolio....   5        15        26        58
Money Market Portfolio....................   4        14        24        54
Tax-Free Money Market Portfolio...........   4        14        24        54

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

    II. The information under "Distribution of Shares" on Page 15 of the Prospectus is revised to reflect the fact that the Board has approved the fee rate of 0.15% of the average net assets of the Institutional II Class of each portfolio. All or any portion of the fee for a portfolio may be waived at any time. Any such voluntary waiver, which can be discontinued at any time, will increase the portfolio's yield for the period during which it is in effect.

AK3200-1/99

ARK FUNDS
--------------------------------------------------------------------------------
SUPPLEMENT DATED JANUARY 1, 1999 TO INSTITUTIONAL CLASS PROSPECTUS DATED JULY 27, 1998
--------------------------------------------------------------------------------

    This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    I. The information in the Prospectus under "Fees and Expenses" for the U.S. Treasury Money Market, U.S. Government Money Market, Money Market, Tax-Free Money Market, U.S. Government Bond, Intermediate Fixed Income, Income, Maryland Tax-Free, Pennsylvania Tax-Free, Balanced, Equity Income, Blue Chip Equity, Mid-Cap Equity, Value Equity, Capital Growth, Small-Cap Equity and International Equity Selection Portfolios is revised as follows:

FEES AND EXPENSES
--------------------------------------------------------------------------------

    The expense summary format below was developed for use by all mutual funds to help investors make their investment decisions. Investors should consider this expense information along with other important information, including each portfolio's investment objectives, performance (if any) and financial highlights.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                          INSTITUTIONAL CLASS
                                       ---------------------------------------------------------
                                           U.S.
                                         TREASURY
                                          MONEY       U.S. GOVERNMENT     MONEY       TAX-FREE
                                          MARKET       MONEY MARKET      MARKET     MONEY MARKET
                                        PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO
                                       ------------   ---------------   ---------   ------------
Advisory Fees (after waivers)(1).....     0.19%            0.14%          0.11%        0.09%
Shareholder Services Fees (after
  waivers)(2)........................     0.08%            0.08%          0.08%        0.08%
Other Expenses(3)....................     0.19%            0.17%          0.17%        0.19%
                                          -----            -----          -----        -----
Total Operating Expenses (after
  waivers)(4)........................     0.46%            0.39%          0.36%        0.36%
                                          =====            =====          =====        =====

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for each portfolio and the advisory fees shown reflect those voluntary waivers. AIA reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fee for each portfolio would be 0.25%.
(2) A portion of the shareholder services fees is being waived for each portfolio. Absent such waivers, the shareholder services fees would be 0.15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.
(4) Absent the voluntary fee waivers described above, total operating expenses for Institutional Class shares of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio would be 0.59%, 0.57%, 0.57% and 0.59%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                       1 YR   3 YRS   5 YRS   10 YRS
                                                       ----   -----   -----   ------
U.S. Treasury Money Market Portfolio.................   5      15      26       58
U.S. Government Money Market Portfolio...............   4      13      22       49
Money Market Portfolio...............................   4      12      20       46
Tax-Free Money Market Portfolio......................   4      12      20       46

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                INSTITUTIONAL CLASS
                                                     ------------------------------------------
                                                     U.S. GOVERNMENT   INTERMEDIATE
                                                          BOND         FIXED INCOME    INCOME
                                                        PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                     ---------------   ------------   ---------
Advisory Fees (after waivers)(1)...................       0.66%           0.49%         0.51%
Shareholder Services Fees (after waivers)(2).......       0.11%           0.11%         0.12%
Other Expenses(3)..................................       0.19%           0.20%         0.19%
                                                          -----           -----         -----
Total Operating Expenses (after waivers)(4)........       0.96%           0.80%         0.82%
                                                          =====           =====         =====

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio and Income Portfolio and the advisory fees shown reflect those voluntary waivers. AIA reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio and Income Portfolio would be 0.75%, 0.60% and 0.60%, respectively.
(2) A portion of the shareholder services fees is being waived for each portfolio. Absent such waivers, the shareholder services fees would be 0.15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.
(4) Absent the voluntary fee waivers described above, the total operating expenses for Institutional Class shares of the U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio and Income Portfolio would be 1.09%, 0.95% and 0.94%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                1 YR    3 YRS    5 YRS    10 YRS
                                                ----    -----    -----    ------
U.S. Government Bond Portfolio................   10      31       53       118
Intermediate Fixed Income Portfolio...........    8      26       44        99
Income Portfolio..............................    8      26       46       101

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                              MARYLAND     PENNSYLVANIA
                                                              TAX-FREE       TAX-FREE
                                                              PORTFOLIO     PORTFOLIO
                                                              ---------    ------------
Advisory Fees (after waivers)(1)............................    0.49%         0.65%
Shareholder Services Fees (after waiver)(2).................    0.12%         0.11%
Other Expenses(3)...........................................    0.19%         0.20%
                                                                -----         -----
Total Operating Expenses (after waivers)(4).................    0.80%         0.96%
                                                                =====         =====

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the Maryland Tax-Free Portfolio and the advisory fees shown reflect this voluntary waiver. AIA reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waiver, the advisory fees for the Maryland Tax-Free Portfolio would be 0.65%.
(2) A portion of the shareholder services fees is being waived for each portfolio. Absent such waivers, the shareholder services fees would be 0.15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.
(4) Absent the voluntary fee waivers described above, the total operating expenses for Institutional Class shares of the Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio would be 0.99% and 1.00%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                1 YR    3 YRS    5 YRS    10 YRS
                                                ----    -----    -----    ------
Maryland Tax-Free Portfolio...................    8      26       44        99
Pennsylvania Tax-Free Portfolio...............   10      31       53       118

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                           EQUITY     BLUE CHIP
                                                              BALANCED     INCOME      EQUITY
                                                              PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                              ---------   ---------   ---------
Advisory Fees (after waivers)(1)............................    0.56%       0.64%       0.60%
Shareholder Services Fees (after waivers)(2)................    0.14%       0.14%       0.14%
Other Expenses (after waivers)(3)...........................    0.20%       0.17%       0.22%
                                                                -----       -----       -----
Total Operating Expenses (after waivers)(4).................    0.90%       0.95%       0.96%
                                                                =====       =====       =====

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the Balanced Portfolio, Equity Income Portfolio, and Blue Chip Equity Portfolio and the advisory fees shown reflect those voluntary waivers. AIA reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Balanced Portfolio, Equity Income Portfolio and Blue Chip Equity Portfolio would be 0.65%, 0.70% and 0.70%, respectively.
(2) A portion or all of the shareholder services fees is being waived for each portfolio. Absent such waivers, the shareholder services fees would be 0.15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.
(4) Absent the voluntary fee waivers described above, total operating expenses for Institutional Class shares of the Balanced Portfolio, Equity Income Portfolio and Blue Chip Equity Portfolio would be 1.00%, 1.02% and 1.07%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                       1 YR   3 YRS   5 YRS   10 YRS
                                                       ----   -----   -----   ------
Balanced Portfolio...................................   9      29      50      111
Equity Income Portfolio..............................  10      30      53      117
Blue Chip Equity Portfolio...........................  10      31      53      118

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL CLASS
                                         --------------------------------------------------------------
                                                                                          INTERNATIONAL
                                          MID-CAP      VALUE      CAPITAL    SMALL-CAP       EQUITY
                                          EQUITY      EQUITY      GROWTH       EQUITY       SELECTION
                                         PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO*     PORTFOLIO
                                         ---------   ---------   ---------   ----------   -------------
Advisory Fees (after waivers)(1).......    0.74%       0.87%       0.65%       0.79%          0.55%
Shareholder Services Fees (after
  waivers)(2)..........................    0.14%       0.14%       0.14%       0.14%          0.14%
Other Expenses(3)......................    0.23%       0.19%       0.21%       0.30%          0.24%
                                           -----       -----       -----       -----          -----
Total Operating Expenses (after
  waivers)(4)..........................    1.11%       1.20%       1.00%       1.23%          0.93%
                                           =====       =====       =====       =====          =====

 *  Formerly Special Equity Portfolio.
(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the Mid-Cap Equity Portfolio, Value Equity Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio and International Equity Selection Portfolio and the advisory fees shown reflect those voluntary waivers. AIA reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Mid-Cap Equity Portfolio, Value Equity Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio and International Equity Selection Portfolio would be 0.80%, 1.00%, 0.70%, 0.80% and 0.65%, respectively.
(2) A portion of the shareholder services fees is being waived for each portfolio. Absent such waivers, the shareholder services fees would be 0.15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.
(4) Absent the voluntary fee waivers described above, the total operating expenses for Institutional Class shares of the Mid-Cap Equity Portfolio, Value Equity Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio and International Equity Selection Portfolio would be 1.18%, 1.34%, 1.06%, 1.25% and 1.04%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                       1 YR   3 YRS   5 YRS   10 YRS
                                                       ----   -----   -----   ------
Mid-Cap Equity Portfolio.............................   11     35      61      135
Value Equity Portfolio...............................   12     38      66      145
Capital Growth Portfolio.............................   10     32      55      122
Small-Cap Equity Portfolio...........................   13     39      68      149
International Equity Selection Portfolio.............    9     30      51      114

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

    II. The information under "Distribution and Shareholder Services" on Page 38 of the Prospectus is revised to reflect the fact that the Board of Trustees has approved an annual shareholder servicing fee rate of: .08% of the average daily net assets of the Institutional Class shares of the U.S. Treasury Money Market, U.S. Government Money Market, Money Market, and Tax-Free Money Market Portfolios; .11% of the average daily net assets of the Institutional Class shares of the U.S. Government Bond, Intermediate Fixed Income and Pennsylvania Tax-Free Portfolios; .12% of the average daily net assets of the Institutional Class shares of the Income and Maryland Tax-Free Portfolios; and .14% of the average daily net assets of the Institutional Class shares of the Balanced, Equity Income, Blue Chip, Equity, Mid-Cap Equity, Value Equity, Capital Growth, Small-Cap Equity and International Equity Selection Portfolios.

    III. The information for the Equity Index Portfolio under "Fees and Expenses" was amended as follows:

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                    EQUITY
                                                                     INDEX
                                                                   PORTFOLIO
                                                              -------------------
Advisory Fees (after waiver)(1).............................         0.05%
Shareholder Services Fees (after waiver)(2).................         0.00%
Other Expenses (after waiver)(3)............................         0.20%
                                                                     -----
Total Operating Expenses (after waivers)(4).................         0.25%
                                                                     =====

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the Equity Index Portfolio and the advisory fees shown reflect this voluntary waiver. AIA reserves the right to terminate its fee waiver at any time in its sole discretion. Absent such waiver, the advisory fees for the Equity Index Portfolio would be 0.20%.
(2) All of the shareholder services fees are being waived for the portfolio. Absent such waiver, the shareholder services fees would be 0.15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees. The Fund's administrator has agreed to waive, on a voluntary basis, 0.08% of its fee for the Equity Index Portfolio. Absent such waiver, other expenses for the Equity Index Portfolio would be 0.28%.
(4) Absent the voluntary fee waivers described above, total operating expenses for Institutional Class shares of the Equity Index Portfolio would be 0.63%.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                      1 YR   3 YRS   5 YRS   10 YRS
                                                      ----   -----   -----   ------
Equity Index Portfolio..............................   3       8      14       32

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

AK2222-1/99